Note 14 - Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Change in Accumulated Other Comprehensive Income (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 14 - Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Change in Accumulated Other Comprehensive Income [Line Items]
Net Unrealized Gains On Available for Sale Securities		$ 1,235,204		$ 1,530,078	$ 756,057
Net Unrealized Impairment Loss On Held to Maturity Security		(330,623)		(330,623)	(330,623)
Net Change in Fair Value of Interest Rate Swap Contract		0		0	(211,562)
Net Change Related to Defined Benefit Pension Plans		(100,288)		(107,993)	(115,698)
Accumulated Other Comprehensive Income	(2,065,546)	804,293	1,565,867	1,091,462	98,174
Net Change During Period [Member]
Note 14 - Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Change in Accumulated Other Comprehensive Income [Line Items]
Net Unrealized Gains On Available for Sale Securities		(294,874)		774,021
Net Unrealized Impairment Loss On Held to Maturity Security		0
Net Change in Fair Value of Interest Rate Swap Contract		0		211,562
Net Change Related to Defined Benefit Pension Plans		7,705		7,705
Accumulated Other Comprehensive Income		$ (287,169)		$ 993,288